Property and equipment - Insured assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Cash (including ATM)
Insured assets [Line Items]
Type of insurance	Comprehensive insurance for financial institutions
Amount covered	₩ 29,500
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Property total risk, Machine risk, General liability collateral
Insured assets [Line Items]
Type of insurance	Comprehensive Property insurance
Amount covered	₩ 1,430,372
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Business property and real estate
Insured assets [Line Items]
Type of insurance	Fire insurance
Amount covered	₩ 20,008
Insurance company	Hanwha General Insurance Co., Ltd., etc.
Officer liability of executives
Insured assets [Line Items]
Type of insurance	Compensation liability insurance for officers
Amount covered	₩ 46,000
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Cash and securities
Insured assets [Line Items]
Type of insurance	Burglary insurance
Amount covered	₩ 60,000
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Personal information liability insurance
Insured assets [Line Items]
Type of insurance	Personal information liability insurance
Amount covered	₩ 26,090
Insurance company	DB Insurance Co., Ltd., etc.
Others
Insured assets [Line Items]
Type of insurance	Others
Amount covered	₩ 169,677
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.